Derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of sales [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ (4,423)	$ 13,461	$ 17,433
Finance costs
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	(6,924)	(19,462)	$ (28,013)
Other Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	140	2,874
Current derivative financial liabilities	(1,567)	(6,227)
Buy EUR | Futures contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,698	0
Current derivative financial assets	21	0
Buy EUR | Futures contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	39,223
Current derivative financial liabilities	0	(547)
Buy EUR | Forward contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	31,874	3,383
Current derivative financial liabilities	(45)	(13)
Buy EUR | Forward contract [member] | Other Derivative Financial Instruments | Moroccan Dirham | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	0
Current derivative financial liabilities	0	0
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Mexican Peso | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	9,780
Current derivative financial assets	0	287
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Mexican Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	10,864	0
Current derivative financial liabilities	(176)	0
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	13,870
Current derivative financial assets	0	727
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Argentine Peso | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,300	0
Current derivative financial assets	11	0
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Argentine Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	1,900
Current derivative financial liabilities	0	(232)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Mexican Peso | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	9,899
Current derivative financial assets	0	256
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Mexican Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,407	0
Current derivative financial liabilities	(132)	0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	26,961
Current derivative financial assets	0	749
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,064	0
Current derivative financial liabilities	(27)	0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Moroccan Dirham | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	4,482
Current derivative financial assets	0	35
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Moroccan Dirham | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,740	0
Current derivative financial liabilities	(167)	0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Chilean Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	27,128	15,979
Current derivative financial liabilities	(198)	(29)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | United Arab Emirates Dirham | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	900	0
Current derivative financial assets	0	0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | United Arab Emirates Dirham | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	133
Current derivative financial liabilities	0	0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Saudi Riyal | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,504	6,755
Current derivative financial liabilities	(5)	(11)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Uruguayan Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	5,392
Current derivative financial liabilities	0	(71)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Turkish lira [member] | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,533	0
Current derivative financial liabilities	(31)	0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Thai Baht | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,887	0
Current derivative financial liabilities	(8)	0
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	17,682
Current derivative financial assets	0	378
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	7,929	0
Current derivative financial liabilities	(142)	0
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Indian Rupee | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,475	176
Current derivative financial assets	16	1
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Argentine Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	37,200
Current derivative financial liabilities	0	(4,968)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Egyptian Pound | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	12,908	8,965
Current derivative financial liabilities	(379)	(96)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Peruvian Sol | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	0
Current derivative financial liabilities	0	0
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Vietnamese Dong | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,000	6,334
Current derivative financial liabilities	(48)	(7)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Nigerian Naira | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,759	2,000
Current derivative financial liabilities	(179)	(33)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Peso filipino [Member] | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,500	0
Current derivative financial assets	4	0
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Pakistani Rupee | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,193	0
Current derivative financial liabilities	(30)	0
Sell Eur | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(15,294)	0
Current derivative financial assets	3	0
Sell Eur | Futures contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	(18,065)
Current derivative financial assets	0	152
Sell USD | Futures contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	(6,662)
Current derivative financial liabilities	0	(116)
Sell USD | Futures contract [member] | Other Derivative Financial Instruments | Argentine Peso | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	(1,000)
Current derivative financial assets	0	252
Sell USD | Forward contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	0
Current derivative financial assets	0	0
Sell USD | Forward contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	(6,654)
Current derivative financial liabilities	0	(104)
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(10,961)	(7,707)
Current derivative financial assets	85	37
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Peruvian Sol | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	0	0
Current derivative financial assets	$ 0	$ 0